UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($)	Ordinary Shares Previously Reported Class A	Ordinary Shares Previously Reported Class B	Ordinary Shares Class A	Ordinary Shares Class B	Additional paid-in capital Previously Reported	Additional paid-in capital	Statutory Reserves Previously Reported	Statutory Reserves	(Accumulated loss)/ Retained earnings Previously Reported	(Accumulated loss)/ Retained earnings	Accumulated other comprehensive income/(loss) Previously Reported	Accumulated other comprehensive income/(loss)	Previously Reported	Total
Balance at Dec. 31, 2021			$ 24,255	$ 2,100		$ 26,010,366		$ 63,659		$ (1,459,779)		$ 413,175		$ 25,053,776
Balance (in Shares) at Dec. 31, 2021			24,254,842	2,100,000
Net income (loss)										11,475,639				11,475,639
Appropriation to statutory reserve								272,037		(272,037)
Deposit received on issuance of common shares						492,490								492,490
Foreign currency translation adjustment												(6,578,195)		(6,578,195)
Balance at Dec. 31, 2022			$ 24,255	$ 2,100		26,502,856		335,696		9,743,823		(6,165,020)		30,443,710
Balance (in Shares) at Dec. 31, 2022			24,254,842	2,100,000
Net income (loss)										(7,439,280)				(7,439,280)
Appropriation to statutory reserve														0
Foreign currency translation adjustment												(3,571,930)		(3,571,930)
Balance at Dec. 31, 2023	$ 24,255	$ 2,100	$ 24,253	$ 2,100	$ 26,502,856	26,502,858	$ 335,696	335,696	$ 2,304,543	2,304,543	$ (9,736,950)	(9,736,950)	$ 19,432,500	19,432,500
Balance (in Shares) at Dec. 31, 2023	24,254,842	2,100,000	485,058	42,000
Net income (loss)										(14,921,782)				(14,921,782)
Foreign currency translation adjustment												(185,586)		(185,586)
Balance at Jun. 30, 2024			$ 24,253	$ 2,100		26,502,858		335,696		(12,617,239)		(9,922,536)		4,325,132
Balance (in Shares) at Jun. 30, 2024			485,058	42,000
Balance at Dec. 31, 2023	$ 24,255	$ 2,100	$ 24,253	$ 2,100	26,502,856	26,502,858	335,696	335,696	2,304,543	2,304,543	(9,736,950)	(9,736,950)	19,432,500	19,432,500
Balance (in Shares) at Dec. 31, 2023	24,254,842	2,100,000	485,058	42,000
Net income (loss)										3,119,095				3,119,095
Appropriation to statutory reserve														0
Foreign currency translation adjustment												(686,179)		(686,179)
Balance at Dec. 31, 2024	$ 24,255	$ 2,100	$ 24,253	$ 2,100	$ 26,502,856	26,502,858	$ 335,696	335,696	$ 5,423,638	5,423,638	$ (10,423,129)	(10,423,129)	$ 21,865,416	21,865,416
Balance (in Shares) at Dec. 31, 2024	24,254,842	2,100,000	485,058	42,000
Net income (loss)										(2,796,993)				(2,796,993)
Issuance of ordinary shares			$ 16,390			4,772,948								4,789,338
Issuance of ordinary shares (in Shares)			327,800
Issuance of ordinary shares for warrants exercised			$ 58,065			(58,065)
Issuance of ordinary shares for warrants exercised (in Shares)			1,161,305
Disposal of discontinued operation								$ (335,696)		335,696		11,945,545		11,945,545
Foreign currency translation adjustment												(47,132)		(47,132)
Balance at Jun. 30, 2025			$ 98,708	$ 2,100		$ 31,217,741				$ 2,962,341		$ 1,475,284		$ 35,756,174
Balance (in Shares) at Jun. 30, 2025			1,974,163	42,000